Property, Plant and Equipment - Summary of Impairments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment losses
Total Impairment losses	$ 1,515	$ 4,572	$ 1,931
Impairment reversals
Total Impairment reversals	1,265	615	38
Exploration and Production [Member]
Impairment losses
Total Impairment losses	1,066	4,187	1,324
Impairment reversals
Total Impairment reversals	1,265	615
Manufacturing Supply and Distribution [Member]
Impairment losses
Total Impairment losses	441	376	567
Impairment reversals
Total Impairment reversals			36
Other [Member]
Impairment losses
Total Impairment losses	$ 8	$ 9	40
Impairment reversals
Total Impairment reversals			$ 2